USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED NOVEMBER 1, 2017
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2017
California Bond Fund Shares (USCBX)
California Bond Fund Adviser Shares (UXABX)
USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED NOVEMBER 1, 2017
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2017
New York Bond Fund Shares (USNYX)
New York Bond Fund Adviser Shares (UNYBX)
USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED NOVEMBER 1, 2017
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2017
Virginia Bond Fund Shares (USVAX)
Virginia Bond Fund Adviser Shares (UVABX)
USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED NOVEMBER 1, 2017
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2017
Global Equity Income Fund Shares (UGEIX)
Global Equity Income Fund Institutional Shares (UIGEX)
Target Managed Allocation Fund (UTMAX)
USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED NOVEMBER 1, 2017
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2017
Tax Exempt Long-Term Fund Shares (USTEX)
Tax Exempt Long-Term Fund Adviser Shares (UTELX)
Tax Exempt Intermediate-Term Fund Shares (USATX)
Tax Exempt Intermediate-Term Fund Adviser Shares (UTEIX)
Tax Exempt Short-Term Fund Shares (USSTX)
Tax Exempt Short-Term Fund Adviser Shares (UTESX)
Tax Exempt Money Market Fund Shares (USEXX)

USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED NOVEMBER 1, 2017
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2017
S&P 500 Index Fund – Member Shares (USSPX)
S&P 500 Index Fund – Reward Shares (USPRX)
Nasdaq-100 Index Fund Shares (USNQX)
Nasdaq-100 Index Fund R6 Shares (URNQX)
Total Return Strategy Fund Shares® (USTRX)
Total Return Strategy Fund® Institutional Shares (UTRIX)
Ultra Short-Term Bond Fund Shares (UUSTX)
Ultra Short-Term Bond Fund Institutional Shares (UUSIX)
Ultra Short-Term Bond Fund R6 Shares (URUSX)
Real Return Fund Shares (USRRX)
Real Return Fund Institutional Shares (UIRRX)
Global Managed Volatility Fund Shares(UGMVX)
Global Managed Volatility Institutional Shares(UGOFX)
Flexible Income Fund Shares (USFIX)
Flexible Income Adviser Shares(UAFIX)
Flexible Income Institutional Shares (UIFIX)
USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED NOVEMBER 1, 2017
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2017
Extended Market Index Fund (USMIX)
USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED NOVEMBER 1, 2017
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2017
USAA Target Retirement Income Fund (URINX)
USAA Target Retirement 2020 Fund (URTNX)
USAA Target Retirement 2030 Fund (URTRX)
USAA Target Retirement 2040 Fund (URFRX)
USAA Target Retirement 2050 Fund (URFFX)
USAA Target Retirement 2060 Fund (URSIX)
USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED NOVEMBER 1, 2017
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 1, 2017
Growth and Tax Strategy Fund (USBLX)
Precious Metals and Minerals Fund Shares (USAGX)
Precious Metals and Minerals Fund Institutional Shares (UIPMX)
Precious Metals and Minerals Fund Adviser Shares (UPMMX)
Emerging Markets Fund Shares (USEMX)
Emerging Markets Fund Institutional Shares (UIEMX)

Emerging Markets Fund Adviser Shares (UAEMX)
Treasury Money Market Trust (UATXX)
International Fund Shares (USIFX)
International Fund Institutional Shares (UIIFX)
International Fund Adviser Shares (UAIFX)
World Growth Fund Shares (USAWX)
World Growth Fund Institutional Shares (UIWGX)
World Growth Fund Adviser Shares (USWGX)
Government Securities Fund Shares (USGNX)
Government Securities Fund Institutional Shares (UIGSX)
Government Securities Fund Adviser Shares (UAGNX)
Government Securities Fund R6 Shares (URGSX)
Managed Allocation Fund (UMAFX)
Cornerstone Conservative Fund (USCCX)
Cornerstone Moderately Conservative Fund (UCMCX)
Cornerstone Moderate Fund (USBSX)
Cornerstone Moderately Aggressive Fund (USCRX)
Cornerstone Aggressive Fund (UCAGX)
Cornerstone Equity Fund (UCEQX)
USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED NOVEMBER 1, 2017
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 1, 2016
Aggressive Growth Fund Shares (USAUX)
Aggressive Growth Fund Institutional Shares (UIAGX)
Growth Fund Shares (USAAX)
Growth Fund Institutional Shares (UIGRX)
Growth & Income Fund Shares (USGRX)
Growth & Income Fund Institutional Shares (UIGIX)
Growth & Income Fund Adviser Shares (USGIX)
Income Stock Fund Shares (USISX)
Income Stock Fund Institutional Shares (UIISX)
Income Stock Fund R6 Shares (URISX)
Income Fund Shares (USAIX)
Income Fund Institutional Shares (UIINX)
Income Fund Adviser Shares (UINCX)
Income Fund R6 Shares (URIFX)
Science & Technology Fund Shares (USSCX)
Science & Technology Fund Adviser Shares (USTCX)
First Start Growth Fund (UFSGX)
Short-Term Bond Fund Shares (USSBX)
Short-Term Bond Fund Institutional Shares (UISBX)
Short-Term Bond Fund Adviser Shares (UASBX)
Short-Term Bond Fund R6 Shares (URSBX)
Money Market Fund (USAXX)
Intermediate-Term Bond Fund Shares (USIBX)
Intermediate-Term Bond Fund Institutional Shares (UIITX)
Intermediate-Term Bond Fund Adviser Shares (UITBX)

Intermediate-Term Bond Fund R6 Shares (URIBX)
High Income Fund Shares (USHYX)
High Income Fund Institutional Shares (UIHIX)
High Income Fund Adviser Shares (UHYOX)
High Income Fund R6 Shares (URHIX)
Small Cap Stock Fund Shares (USCAX)
Small Cap Stock Fund Institutional Shares (UISCX)
Capital Growth Fund (USCGX)
Capital Growth Fund Institutional Shares (UICGX)
Value Fund Shares (UVALX)
Value Fund Institutional Shares (UIVAX)
Value Fund Adviser Shares (UAVAX)
This Supplement updates certain information contained in the above-referenced Statement of Additional Information.
All references in the Statement of Additional Information to Mr. Daniel Mavico hereby are removed. The following disclosure hereby is added under the “Interested Officers” table:
Name, Address* and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years	Total Number of USAA Funds Overseen by Officer	Other Directorships Held
Interested Officers
John K. Hadfield (September 1974)	Secretary	October 2017	Executive Director/Attorney, FASG General Counsel, USAA (2013-present); Associate, Allen & Overy (2012-2013); Associate, Sutherland Asbill & Brennan LLP (2005-2012). Mr. Hadfield also serves as Secretary of IMCO, AMCO, ICORP, SAS, FAI and FPS.	57	None
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